Financial risk management - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 JPY (¥)	Mar. 31, 2021 JPY (¥)	Mar. 31, 2022 USD ($)	Apr. 01, 2020 JPY (¥)
Statements [Line Items]
Borrowings	¥ 1,375,055	¥ 1,259,042		¥ 1,037,953
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	530,589	373,274
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	267,169	295,314		247,289
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	1,425	5,045
Accumulated increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	2,026	601		5,645
Total assets	30,480,967	27,507,843		24,967,066
Total liabilities	23,283,718	20,783,504		18,972,590
Sony Financial Group Inc [Member]
Statements [Line Items]
Total assets	20,974,027	19,339,517		17,933,587
Total liabilities	¥ 18,392,874	16,408,036		¥ 14,876,992
Market risk [member]
Statements [Line Items]
Time period for measurement of VaR using historical method	250 days
Confidence level for measurement of VaR using historical method	99.00%
Value at risk	¥ 8,230	¥ 13,215
CP Programs [Member]
Statements [Line Items]
Maximum borrowing limit	1,111,600
Borrowings	0
Committed Lines Of Credit [Member]
Statements [Line Items]
Undrawn borrowing facilities	611,400
Committed Lines Of Credit [Member] | U.S. dollar [member] | Syndicate Of Japanese Banks [Member]
Statements [Line Items]
Undrawn borrowing facilities | $			$ 1,700
Committed Lines Of Credit [Member] | U.S. dollar [member] | Syndicate Of Foreign Bank [Member]
Statements [Line Items]
Undrawn borrowing facilities | $			$ 1,050
Committed Lines Of Credit [Member] | Japan [member] | Syndicate Of Japanese Banks [Member]
Statements [Line Items]
Undrawn borrowing facilities	¥ 275,000